Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,875
2018	1,316
2019	1,316
2020	1,316
2021	1,172
Thereafter	239
Total	$ 7,234